4. Right of Use Leased Asset (Sept 2019 Note)	9 Months Ended
Sep. 30, 2019
Notes to Financial Statements
4. Right of Use Leased Asset

Note 4: Right Of Use Leased Asset

In July 2018, the FASB issued ASU 2018-11, Leases (Topic 842), Targeted Improvements, which allows for an additional optional transition method where comparative periods presented in the financial statements in the period of adoption will not be restated and instead those periods will be presented under existing guidance in accordance with ASC 840, Leases. Management used this optional transition method. As of January 1, 2019, management recorded lease liability of $2,071,903, right-of-use asset of $2,153,747, accumulated amortization of $124,070, a reversal of previously recorded deferred rent of $37,920 and the increase in accumulated deficit of $4,306.

September 30, 2019
Right Of Use Leased Assets
Office Lease Asset	$4,387,955
Printer Lease Asset	12,374
Right Of Use Asset, Gross	4,400,329

Less Accumulated Amortization
Office Lease Accumulated Amortization	278,066
Printer Lease Accumulated Amortization	6,731
Accumulated Amortization	284,797

Right Of Use Asset, Net	$4,115,532

During the three months ended September 30, 2019, the Company recorded amortization expense of $70,020. During the nine months ended September 30, 2019, the Company recorded amortization expense of $159,238.